Segment Information (Tables)	12 Months Ended
Mar. 31, 2026
Segment Information [Abstract]
Schedule of Key Financial Performance Measures

Key financial performance measures of the segments are as follows:

Year ended March 31, 2026

	Construction and engineering services	Provision of cold storage facilities, trading of food and agricultural products, asset management and professional consultancy services	Corporate	Total	Total
	HK$	HK$	HK$	HK$	US$
Revenue – external	198,079,063	23,200,406	—	221,279,469	28,224,422
Revenue – related parties	744,861	—	—	744,861	95,008
Total revenue	198,823,924	23,200,406	—	222,024,330	28,319,430

Cost of revenue – external	146,996,080	22,835,369	—	169,831,449	21,662,175
Cost of revenue – related parties	36,680,239	—	—	36,680,239	4,678,602
Total cost of revenue	183,676,319	22,835,369	—	206,511,688	26,340,777
Gross profit	15,147,605	365,037	—	15,512,642	1,978,653

Depreciation	(1,822,410)	(404,932)	—	(2,227,342)	(284,100)
Operating expenses	(22,994,032)	(96,336,602)	(2,783,867)	(122,114,501)	(15,575,829)
Total expenses	(24,816,442)	(96,741,534)	(2,783,867)	(124,341,843)	(15,859,929)

Bank interest income	267,488	262	299	268,049	34,190
Interest expense	(3,109,942)	(5,060,072)	(560,130)	(8,730,143)	(1,113,539)
Other income	13,227,088	256,879	—	13,483,967	1,719,894
Other expense	—	—	(17,472)	(17,472)	(2,229)
Fair value loss on promissory note	—	—	(6,731,190)	(6,731,190)	(858,570)
Impairment loss on goodwill	—	(35,124,140)	—	(35,124,140)	(4,480,120)
Total other income (expense), net	10,384,634	(39,927,071)	(7,308,493)	(36,850,929)	(4,700,374)
Profit/(loss) before income tax expenses	715,797	(136,303,568)	(10,092,360)	(145,680,131)	(18,581,650)
Segment loss	(265,702)	(137,140,769)	(10,092,360)	(147,498,831)	(18,813,627)

Total assets	314,962,777	264,372,046	70,410,989	649,745,812	82,875,741
Total liabilities	(8,267,456)	(379,830,690)	(24,486,877)	(412,585,023)	(52,625,641)
Net assets (liabilities)	306,695,321	(115,458,644)	45,924,112	237,160,789	30,250,100

Year ended March 31, 2025

	Construction and engineering services	Asset management and professional consultancy services	Corporate	Total	Total
	HK$	HK$	HK$	HK$	US$
Revenue – external	362,457,593	14,221,783	—	376,679,376	48,416,995
Revenue – related parties	490,375	1,000,000	—	1,490,375	191,567
Total revenue	362,947,968	15,221,783	—	378,169,751	48,608,562

Cost of revenue – external	(291,551,307)	(9,995,698)	—	(301,547,005)	(38,759,753)
Cost of revenue – related parties	(16,563,785)	—	—	(16,563,785)	(2,129,049)
Total cost of revenue	(308,115,092)	(9,995,698)	—	(318,110,790)	(40,888,802)
Gross profit	54,832,876	5,226,085	—	60,058,961	7,719,760

Depreciation	(1,939,933)	(3,355,818)	—	(5,295,751)	(680,697)
Operating expenses	(21,677,322)	(22,460,175)	(856,149)	(44,993,646)	(5,783,319)
Total expenses	(23,617,255)	(25,815,993)	(856,149)	(50,289,397)	(6,464,016)

Bank interest income	841,020	1,617	7,098	849,735	109,222
Interest expense	(1,993,994)	(698,400)	—	(2,692,394)	(346,071)
Other income	927,217	40,001	—	967,218	124,323
Other expense	(2,966)	—	(19,118)	(22,084)	(2,839)

Impairment loss on goodwill	—	—	—	—	—
Total other income (expense), net	(228,723)	(656,782)	(12,020)	(897,525)	(115,365)
Income (loss) before income tax expenses	30,986,898	(21,246,690)	(868,169)	8,872,039	1,140,379
Segment income (loss)	25,484,221	(22,175,512)	(868,169)	2,440,540	313,698

Total assets	223,858,283	109,865,035	95,869	333,819,187	42,907,901
Total liabilities	(97,145,713)	(79,289,021)	—	(176,434,734)	(22,678,277)
Net assets (liabilities)	126,712,570	30,576,014	95,869	157,384,453	20,229,624

Year ended March 31, 2024

	Construction and engineering services	Asset management and professional consultancy services	Corporate	Total	Total
	HK$	HK$	HK$	HK$	US$
Revenue – external	236,257,009	13,980,188	—	250,237,197	31,975,517
Revenue – related parties	1,742,678	—	—	1,742,678	222,681
Total revenue	237,999,687	13,980,188	—	251,979,875	32,198,198

Cost of revenue – external	(179,246,424)	(8,674,185)	—	(187,920,609)	(24,012,651)
Gross profit	58,753,263	5,306,003	—	64,059,266	8,185,547

Depreciation	(1,900,524)	(2,946,898)	—	(4,847,422)	(619,408)
Operating expenses	(18,405,761)	(12,562,942)	(58,029)	(31,026,732)	(3,964,621)
Total expenses	(20,306,285)	(15,509,840)	(58,029)	(35,874,154)	(4,584,029)

Bank interest income	195,019	300	—	195,319	24,958
Interest expense	(905,567)	(581,062)	—	(1,486,629)	(189,963)
Other income	1,500	40,300	—	41,800	5,341
Other expense	(1,600)	—	—	(1,600)	(204)
Impairment loss on goodwill	(1,500,000)	—		(1,500,000)	(191,671)
Total other income (expense), net	(2,210,648)	(540,462)	—	(2,751,110)	(351,539)
Income (loss) before income tax expenses	36,236,330	(10,744,299)	(58,029)	25,434,002	3,249,979
Segment income (loss)	31,059,401	(11,373,382)	(58,029)	19,627,990	2,508,082

Total assets	110,391,917	132,432,534	—	242,824,451	31,028,310
Total liabilities	(65,214,518)	(79,481,008)	(69,629)	(144,765,155)	(18,498,212)
Net assets (liabilities)	45,177,399	52,951,526	(69,629)	98,059,296	12,530,098